N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
JP Morgan Multi-Asset Choice New York
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals	None
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.30%[1]	0.35%[1]
	Investment options (underlying mutual fund fees and expenses)	0.03%[2]	5.76%[2]
1 As a percentage of Daily Net Assets. [2] As a percentage of underlying mutual fund assets.
Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $373.57	Highest Annual Cost Estimate: $4,676.55
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.30%[1]	0.35%[1]
	Investment options (underlying mutual fund fees and expenses)	0.03%[2]	5.76%[2]
1 As a percentage of Daily Net Assets. [2] As a percentage of underlying mutual fund assets.
Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $373.57	Highest Annual Cost Estimate: $4,676.55
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.30%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.35%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Daily Net Assets.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	5.76%
Investment Options (of Other Amount) Minimum [Percent]	0.03%
Investment Options (of Other Amount) Maximum [Percent]	5.76%
Investment Options Footnotes [Text Block]	2 As a percentage of underlying mutual fund assets.
Lowest Annual Cost [Dollars]	$ 373.57
Highest Annual Cost [Dollars]	$ 4,676.55
Risks [Table Text Block]
RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefit of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of
Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated
in Service Requests (see Principal Risks).

Investment Restrictions [Text Block]	• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).• Not all investment options may be available under your contract (see Appendix A: Underlying Mutual Funds Available Under the Contract).• Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).
Optional Benefit Restrictions [Text Block]	None
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See Appendix B: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some investment advisers or financial professionals receive compensation for selling the contract. Compensation can take the form of indirect compensation in that Nationwide may share the revenue it earns on this contract with the investment adviser or financial professional’s firm. This conflict of interest may influence an investment adviser or financial professional, as these investment advisers or financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution, Promotional, and Sales Expenses).
Exchanges [Text Block]	Some investment advisers or financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher. Any fees that a Contract Owner pays to JPMS or other financial professionals for advisory services related to the contract are in addition to the contract fees and expenses described in this section. There are no fees and expenses that a Contract Owner will pay at the time the contract is purchased, or surrendered, or when contract value is transferred between investment options. The first table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). State premium taxes may also be deducted.
Annual Contract Expenses
Base Contract Expenses[1] (assessed as an annualized percentage of Daily Net Assets)	0.35%
[1]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate. The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.03%	5.76%

Base Contract Expense (of Average Account Value), Maximum [Percent]	0.35%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate. The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,416
Surrender Expense, 1 Year, Minimum [Dollars]	399
Surrender Expense, 3 Years, Maximum [Dollars]	18,975
Surrender Expense, 3 Years, Minimum [Dollars]	1,253
Surrender Expense, 5 Years, Maximum [Dollars]	31,182
Surrender Expense, 5 Years, Minimum [Dollars]	2,187
Surrender Expense, 10 Years, Maximum [Dollars]	60,219
Surrender Expense, 10 Years, Minimum [Dollars]	4,926
Annuitized Expense, 3 Years, Maximum [Dollars]	18,975
Annuitized Expense, 3 Years, Minimum [Dollars]	1,253
Annuitized Expense, 5 Years, Maximum [Dollars]	31,182
Annuitized Expense, 5 Years, Minimum [Dollars]	2,187
Annuitized Expense, 10 Years, Maximum [Dollars]	60,219
Annuitized Expense, 10 Years, Minimum [Dollars]	4,926
No Surrender Expense, 1 Year, Maximum [Dollars]	6,416
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	18,975
No Surrender Expense, 3 Years, Minimum [Dollars]	1,253
No Surrender Expense, 5 Years, Maximum [Dollars]	31,182
No Surrender Expense, 5 Years, Minimum [Dollars]	2,187
No Surrender Expense, 10 Years, Maximum [Dollars]	60,219
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 4,926
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract Owners should be aware of the following risks associated with owning a variable annuity: Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:•A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided. Investment advisory fees. This contract is available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty. Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings. Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks. Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following table summarizes information about the benefits under the contract. Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Nationwide may limit purchase payments to $1,000,000
Asset Allocation Service (see Contract Owner Services)	Automatic reallocation and rebalancing of assets based on instructions from JPMS adviser	None
Asset Rebalancing Program (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Nationwide may limit purchase payments to $1,000,000
Asset Allocation Service (see Contract Owner Services)	Automatic reallocation and rebalancing of assets based on instructions from JPMS adviser	None
Asset Rebalancing Program (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Operation of Benefit [Text Block]	Standard Death Benefit (Return of Contract Value)
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the Contract The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000222213NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000222213NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Advisor/Sub-Advisor	Current Expense	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	*	-36.52%	7.42%	11.90%
Equity	Alger Small Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	*	-38.01%	5.01%	8.58%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A) Investment Advisor: AllianceBernstein L.P.	*	-15.63%	3.88%	9.33%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A) Investment Advisor: AllianceBernstein L.P.	*	-4.19%	8.09%	11.37%
Equity	Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	*	-34.30%	7.35%	10.85%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I Investment Advisor: American Century Investment Management, Inc.	*	-12.88%	1.64%	0.93%
Equity	American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I Investment Advisor: American Century Investment Management, Inc.	*	-31.28%	9.55%	12.43%
Equity	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I Investment Advisor: American Century Investment Management, Inc.	*	-24.75%	2.32%	4.95%
Equity	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I Investment Advisor: American Century Investment Management, Inc.	*	-32.38%	11.10%	14.12%
Equity	American Funds Insurance Series® - Growth Fund: Class 1 Investment Advisor: Capital Research and Management Company	*	-29.76%	11.42%	13.93%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 1 Investment Advisor: Capital Research and Management Company	*	-15.00%	0.88%	3.86%
Fixed Income	American Funds Insurance Series® - Mortgage Fund: Class 1 Investment Advisor: Capital Research and Management Company	*	-9.76%	0.38%	1.19%
Equity	American Funds Insurance Series® - New World Fund®: Class 1 Investment Advisor: Capital Research and Management Company	*	-21.86%	2.58%	4.53%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 1 Investment Advisor: Capital Research and Management Company	*	-12.26%	1.02%	1.62%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 1 Investment Advisor: Capital Research and Management Company	*	-10.75%	0.85%	1.17%
Type	Underlying Mutual Fund and Advisor/Sub-Advisor	Current Expense	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock Financial Management, Inc.	*	-10.77%	2.50%	4.05%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock Financial Management, Inc.	*	-14.29%	0.06%	1.22%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock Investment Management, LLC	*	-3.85%	7.38%	10.13%
Money Market	BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC	*	1.41%	1.07%	0.61%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC	*	-20.46%	3.98%	8.74%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management Limited	*	-22.87%	9.33%	11.36%
Equity	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Fayez Sarofim & Co.	*	-18.06%	10.31%	11.10%
Equity	Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class I Investment Advisor: Calvert Research and Management Subadvisor: Ameritas Investment Partners, Inc.	*	-32.64%	11.84%	15.83%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	*	-8.69%	5.01%	9.71%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2022 Investment Advisor: Columbia Management Investment Advisors, LLC	*	-18.72%	8.17%	11.98%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	*	-32.90%	-3.03%	1.55%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	*	-10.54%	2.42%	3.89%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	*	-17.06%	0.43%	1.39%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	*	-6.08%	1.31%	1.38%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC Subadvisor: J.P. Morgan Investment Management Inc.	*	-13.29%	0.12%	1.05%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	*	-1.84%	8.11%	12.11%
Type	Underlying Mutual Fund and Advisor/Sub-Advisor	Current Expense	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Columbia Funds Variable Series Trust II - CTIVP® - American Century Diversified Bond Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC Subadvisor: American Century Investment Management, Inc.	*	-15.29%	0.06%	1.22%
Equity	Columbia Funds Variable Series Trust II - CTIVP® - Loomis Sayles Growth Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC Subadvisor: Loomis, Sayles & Company, L.P.	*	-28.00%	7.69%	12.65%
Fixed Income	Columbia Funds Variable Series Trust II - CTIVP® - TCW Core Plus Bond Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC Subadvisor: TCW Investment Management Company LLC	*	-14.19%	0.15%	0.95%
Equity	Columbia Funds Variable Series Trust II - CTIVP® - Victory Sycamore Established Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC Subadvisor: Victory Capital Management Inc.	*	-2.75%	9.85%	13.10%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 Investment Advisor: Credit Suisse Asset Management, LLC	*	16.34%	6.77%	-1.27%
Equity	Delaware VIP Trust - Delaware VIP Emerging Markets Series: Standard Class Investment Advisor: Delaware Management Company, Inc. Subadvisor: Macquarie Investment Management Global Limited; Macquarie Funds Management Hong Kong Limited	*	-27.58%	-1.90%	2.34%
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Standard Class Investment Advisor: Delaware Management Company Subadvisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	*	-12.09%	4.35%	9.21%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors LTD, DFA Australia Limited	*	-3.46%	1.48%	4.49%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	*	-11.78%	1.59%	3.58%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	*	-9.28%	1.02%	1.75%
Equity	Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	*	-26.40%	3.29%	7.25%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	*	-4.96%	8.16%	10.19%
Money Market	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	*	0.85%	0.97%	0.58%
Type	Underlying Mutual Fund and Advisor/Sub-Advisor	Current Expense	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: Geode Capital Management, LLC	*	-18.21%	9.30%	12.45%
Equity	Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: Geode Capital Management, LLC	*	-16.02%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	*	-12.96%	0.64%	1.53%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	*	-14.74%	5.95%	9.96%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	*	-11.26%	1.35%	2.46%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	*	-4.11%	8.59%	11.10%
Equity	Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA (formerly, Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA) Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company LLP	*	-18.96%	9.56%	13.12%
Equity	Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA (formerly, Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA) Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company LLP	*	-24.30%	5.06%	10.93%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	*	-30.98%	8.64%	11.83%
Equity	Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Capital Management LLC	*	-11.81%	8.79%	11.97%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	*	-15.83%	7.01%	10.88%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	*	-27.13%	0.23%	4.21%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares Investment Advisor: Lazard Asset Management LLC	*	-14.96%	-2.95%	0.13%
Type	Underlying Mutual Fund and Advisor/Sub-Advisor	Current Expense	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	*	-12.45%	9.66%	11.80%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	*	-8.10%	9.45%	11.42%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	*	-25.31%	5.22%	9.22%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2023 Investment Advisor: Lincoln Investment Advisors Corporation Subadvisor: J.P. Morgan Investment Management Inc.	*	-12.58%	0.13%	1.07%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2023 Investment Advisor: Lincoln Investment Advisors Corporation Subadvisor: J.P. Morgan Investment Management Inc.	*	-8.16%	6.00%	9.98%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2023 Investment Advisor: Lincoln Investment Advisors Corporation Subadvisor: J.P. Morgan Investment Management Inc.	*	-19.35%	4.07%	9.59%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2023 Investment Advisor: Lincoln Investment Advisors Corporation Subadvisor: J.P. Morgan Investment Management Inc.	*	-18.69%	10.25%	13.21%
Fixed Income	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	*	-5.06%	0.92%
Fixed Income	MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class Investment Advisor: New York Life Investment Management LLC Subadvisor: New York Investors LLC	*	-1.25%	2.61%	3.10%
Fixed Income	MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	*	-8.06%	2.67%	4.23%
Equity	MainStay VP Funds Trust - MainStay VP Winslow Large Cap Growth Portfolio: Initial Class Investment Advisor: New York Life Investment Management LLC Subadvisor: Winslow Capital Management, LLC	*	-31.16%	10.23%	12.93%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	*	-31.63%	9.57%	13.05%
Equity	MFS® Variable Insurance Trust - MFS Investors Trust Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	*	-16.49%	8.44%	11.43%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	*	-5.91%	7.35%	11.05%
Type	Underlying Mutual Fund and Advisor/Sub-Advisor	Current Expense	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	*	-16.36%	0.28%	1.89%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	*	-14.95%	4.51%	6.29%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	*	-17.58%	2.69%	4.68%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	*	-8.79%	7.58%	10.86%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I Investment Advisor: Morgan Stanley Investment Management Inc. Subadvisor: Morgan Stanley Investment Management Company	*	-25.08%	-2.71%	0.59%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	*	-37.61%	4.11%	9.15%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Insight North America LLC	*	-13.44%	0.53%	1.38%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	*	-22.10%	10.38%	12.95%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	*	-24.75%	-4.30%	-0.22%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	*
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	*
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	*
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	*
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	*	-17.06%	7.77%	12.08%
Equity	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	*	-18.45%	7.40%	10.89%
Type	Underlying Mutual Fund and Advisor/Sub-Advisor	Current Expense	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Commodities	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Institutional Class Investment Advisor: PIMCO	*	8.79%	7.18%	-1.42%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class Investment Advisor: PIMCO	*	-10.15%	2.04%	3.68%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class Investment Advisor: PIMCO	*	-7.64%	1.93%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class Investment Advisor: PIMCO	*	-10.02%	0.47%	2.37%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class Investment Advisor: PIMCO	*	-5.60%	0.23%	0.57%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class Investment Advisor: PIMCO	*	-11.77%	2.11%	1.05%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class Investment Advisor: PIMCO	*	0.00%	1.42%	1.50%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class Investment Advisor: PIMCO	*	-14.17%	-0.03%	1.07%
Equity	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I Investment Advisor: Amundi Asset Management US, Inc.	*	-19.49%	10.62%	12.59%
Fixed Income	Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 Investment Advisor: Principal Global Investors, LLC	*	-14.13%	0.27%	1.39%
Equity	Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 Investment Advisor: Principal Global Investors, LLC	*	-20.00%	0.63%	4.32%
Equity	Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 Investment Advisor: Principal Global Investors, LLC	*	-22.98%	8.88%	12.54%
Equity	Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 Investment Advisor: Principal Global Investors, LLC	*	-16.42%	10.17%	12.54%
Fixed Income	Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 Investment Advisor: Principal Global Investors, LLC	*	-3.45%	0.94%	1.28%
Equity	Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 Investment Advisor: Principal Global Investors, LLC	*	-20.63%	5.75%	10.50%
Fixed Income	Prudential Series Fund - PSF PGIM High Yield Bond Portfolio: Class I Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income and PGIM Limited	*	-11.24%	3.34%	4.73%
Fixed Income	Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income and PGIM Limited	*	-14.81%	0.30%	1.98%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited	*	-2.87%	9.53%	12.04%
Equity	Schwab Annuity Portfolios - Schwab® S&P 500 Index Portfolio Investment Advisor: Charles Schwab Investment Management, Inc.	*	-18.12%	9.39%	12.43%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	*	-38.50%	5.16%	11.68%
Type	Underlying Mutual Fund and Advisor/Sub-Advisor	Current Expense	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	*	-4.67%	1.08%	0.89%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	*	-24.36%	-4.83%	1.25%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Quantitative Equity Group	*	-0.66%	8.51%	11.58%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	*	-30.12%	4.45%	7.58%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: Vanguard Equity Index Group	*	-18.82%	7.18%	10.95%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: Vanguard Fixed Income Group	*	-5.72%	1.10%	1.44%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group, Inc.	*	-13.21%	-0.10%	0.92%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: Vanguard Equity Index Group	*	-16.01%	1.01%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: Vanguard Equity Index Group	*	-19.59%	8.55%	11.92%

Portfolio Company Objective [Text Block]	Type
JP Morgan Multi-Asset Choice New York | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided.
JP Morgan Multi-Asset Choice New York | InvestmentoptionrestrictionsMember
Prospectus:
Principal Risk [Text Block]
JP Morgan Multi-Asset Choice New York | InvestmentadvisoryfeesMember
Prospectus:
Principal Risk [Text Block]	Investment advisory fees. This contract is available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
JP Morgan Multi-Asset Choice New York | PurchasePaymentCreditRiskMember
Prospectus:
Principal Risk [Text Block]
JP Morgan Multi-Asset Choice New York | ActivetradingMember
Prospectus:
Principal Risk [Text Block]	Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
JP Morgan Multi-Asset Choice New York | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
JP Morgan Multi-Asset Choice New York | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
JP Morgan Multi-Asset Choice New York | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
JP Morgan Multi-Asset Choice New York | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
JP Morgan Multi-Asset Choice New York | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
JP Morgan Multi-Asset Choice New York | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).The benefit of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:•A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
JP Morgan Multi-Asset Choice New York | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.• Each investment option has its own unique risks.• Review the prospectuses and disclosures for the investment options before making an investment decision.See Principal Risks.
JP Morgan Multi-Asset Choice New York | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Service Requests (see Principal Risks).
JP Morgan Multi-Asset Choice New York | AlgerCapitalAppreciationPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Capital Appreciation Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(36.52%)
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	11.90%
JP Morgan Multi-Asset Choice New York | AlgerSmallCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Small Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(38.01%)
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	8.58%
JP Morgan Multi-Asset Choice New York | AllianceBernsteinVariableProductsSeriesFundIncABVPSDiscoveryValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Average Annual Total Returns, 1 Year [Percent]	(15.63%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	9.33%
JP Morgan Multi-Asset Choice New York | AllianceBernsteinVariableProductsSeriesFundIncABVPSRelativeValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Average Annual Total Returns, 1 Year [Percent]	(4.19%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.37%
JP Morgan Multi-Asset Choice New York | AllspringVariableTrustVTSmallCapGrowthFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Small Cap Growth Fund: Class 1
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Average Annual Total Returns, 1 Year [Percent]	(34.30%)
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	10.85%
JP Morgan Multi-Asset Choice New York | AmericanCenturyVariablePortfoliosIIIncAmericanCenturyVPInflationProtectionFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Average Annual Total Returns, 1 Year [Percent]	(12.88%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	0.93%
JP Morgan Multi-Asset Choice New York | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPGrowthFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Average Annual Total Returns, 1 Year [Percent]	(31.28%)
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	12.43%
JP Morgan Multi-Asset Choice New York | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPInternationalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Average Annual Total Returns, 1 Year [Percent]	(24.75%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.95%
JP Morgan Multi-Asset Choice New York | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPUltraFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Average Annual Total Returns, 1 Year [Percent]	(32.38%)
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	14.12%
JP Morgan Multi-Asset Choice New York | AmericanFundsInsuranceSeriesGrowthFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Average Annual Total Returns, 1 Year [Percent]	(29.76%)
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	13.93%
JP Morgan Multi-Asset Choice New York | AmericanFundsInsuranceSeriesInternationalGrowthIncomeFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Growth & Income Fund: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Average Annual Total Returns, 1 Year [Percent]	(15.00%)
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	3.86%
JP Morgan Multi-Asset Choice New York | AmericanFundsInsuranceSeriesMortgageFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Mortgage Fund: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Average Annual Total Returns, 1 Year [Percent]	(9.76%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.19%
JP Morgan Multi-Asset Choice New York | AmericanFundsInsuranceSeriesNewWorldFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Average Annual Total Returns, 1 Year [Percent]	(21.86%)
Average Annual Total Returns, 5 Years [Percent]	2.58%
Average Annual Total Returns, 10 Years [Percent]	4.53%
JP Morgan Multi-Asset Choice New York | AmericanFundsInsuranceSeriesTheBondFundofAmericaClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - The Bond Fund of America: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Average Annual Total Returns, 1 Year [Percent]	(12.26%)
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	1.62%
JP Morgan Multi-Asset Choice New York | AmericanFundsInsuranceSeriesUSGovernmentSecuritiesFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Average Annual Total Returns, 1 Year [Percent]	(10.75%)
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	1.17%
JP Morgan Multi-Asset Choice New York | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Average Annual Total Returns, 1 Year [Percent]	(10.77%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	4.05%
JP Morgan Multi-Asset Choice New York | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	1.22%
JP Morgan Multi-Asset Choice New York | BlackRockVariableSeriesFundsIncBlackRockEquityDividendVIFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(3.85%)
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	10.13%
JP Morgan Multi-Asset Choice New York | BlackRockVariableSeriesFundsIncBlackRockGovernmentMoneyMarketVIFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Average Annual Total Returns, 1 Year [Percent]	1.41%
Average Annual Total Returns, 5 Years [Percent]	1.07%
Average Annual Total Returns, 10 Years [Percent]	0.61%
JP Morgan Multi-Asset Choice New York | BlackRockVariableSeriesFundsIncBlackRockSmallCapIndexVIFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Average Annual Total Returns, 1 Year [Percent]	(20.46%)
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	8.74%
JP Morgan Multi-Asset Choice New York | BNYMellonSustainableUSEquityPortfolioIncInitialSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Average Annual Total Returns, 1 Year [Percent]	(22.87%)
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	11.36%
JP Morgan Multi-Asset Choice New York | BNYMellonVariableInvestmentFundAppreciationPortfolioInitialSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Fayez Sarofim & Co.
Average Annual Total Returns, 1 Year [Percent]	(18.06%)
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	11.10%
JP Morgan Multi-Asset Choice New York | CalvertVariableProductsIncCalvertVPNasdaq100IndexPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Average Annual Total Returns, 1 Year [Percent]	(32.64%)
Average Annual Total Returns, 5 Years [Percent]	11.84%
Average Annual Total Returns, 10 Years [Percent]	15.83%
JP Morgan Multi-Asset Choice New York | ColumbiaFundsVariableInsuranceTrustColumbiaVariablePortfolioSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	9.71%
JP Morgan Multi-Asset Choice New York | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioDisciplinedCoreFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Average Annual Total Returns, 1 Year [Percent]	(18.72%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	11.98%
JP Morgan Multi-Asset Choice New York | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioEmergingMarketsClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Average Annual Total Returns, 1 Year [Percent]	(32.90%)
Average Annual Total Returns, 5 Years [Percent]	(3.03%)
Average Annual Total Returns, 10 Years [Percent]	1.55%
JP Morgan Multi-Asset Choice New York | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioHighYieldBondFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Average Annual Total Returns, 1 Year [Percent]	(10.54%)
Average Annual Total Returns, 5 Years [Percent]	2.42%
Average Annual Total Returns, 10 Years [Percent]	3.89%
JP Morgan Multi-Asset Choice New York | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioIntermediateBondFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Average Annual Total Returns, 1 Year [Percent]	(17.06%)
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	1.39%
JP Morgan Multi-Asset Choice New York | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioLimitedDurationCreditFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Average Annual Total Returns, 1 Year [Percent]	(6.08%)
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.38%
JP Morgan Multi-Asset Choice New York | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioPartnersCoreBondFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Average Annual Total Returns, 1 Year [Percent]	(13.29%)
Average Annual Total Returns, 5 Years [Percent]	0.12%
Average Annual Total Returns, 10 Years [Percent]	1.05%
JP Morgan Multi-Asset Choice New York | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioSelectLargeCapValueFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Average Annual Total Returns, 1 Year [Percent]	(1.84%)
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	12.11%
JP Morgan Multi-Asset Choice New York | ColumbiaFundsVariableSeriesTrustIICTIVPAmericanCenturyDiversifiedBondFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - CTIVP® - American Century Diversified Bond Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Average Annual Total Returns, 1 Year [Percent]	(15.29%)
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	1.22%
JP Morgan Multi-Asset Choice New York | ColumbiaFundsVariableSeriesTrustIICTIVPLoomisSaylesGrowthFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - CTIVP® - Loomis Sayles Growth Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Average Annual Total Returns, 1 Year [Percent]	(28.00%)
Average Annual Total Returns, 5 Years [Percent]	7.69%
Average Annual Total Returns, 10 Years [Percent]	12.65%
JP Morgan Multi-Asset Choice New York | ColumbiaFundsVariableSeriesTrustIICTIVPTCWCorePlusBondFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - CTIVP® - TCW Core Plus Bond Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Portfolio Company Subadviser [Text Block]	TCW Investment Management Company LLC
Average Annual Total Returns, 1 Year [Percent]	(14.19%)
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	0.95%
JP Morgan Multi-Asset Choice New York | ColumbiaFundsVariableSeriesTrustIICTIVPVictorySycamoreEstablishedValueFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - CTIVP® - Victory Sycamore Established Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Average Annual Total Returns, 1 Year [Percent]	(2.75%)
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	13.10%
JP Morgan Multi-Asset Choice New York | CreditSuisseTrustCommodityReturnStrategyPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2
Portfolio Company Adviser [Text Block]	Credit Suisse Asset Management, LLC
Average Annual Total Returns, 1 Year [Percent]	16.34%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	(1.27%)
JP Morgan Multi-Asset Choice New York | DelawareVIPTrustDelawareVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Delaware VIP Emerging Markets Series: Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, Inc.
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Funds Management Hong Kong Limited
Average Annual Total Returns, 1 Year [Percent]	(27.58%)
Average Annual Total Returns, 5 Years [Percent]	(1.90%)
Average Annual Total Returns, 10 Years [Percent]	2.34%
JP Morgan Multi-Asset Choice New York | DelawareVIPTrustDelawareVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Average Annual Total Returns, 1 Year [Percent]	(12.09%)
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	9.21%
JP Morgan Multi-Asset Choice New York | DFAInvestmentDimensionsGroupIncVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LTD, DFA Australia Limited
Average Annual Total Returns, 1 Year [Percent]	(3.46%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
JP Morgan Multi-Asset Choice New York | FederatedHermesInsuranceSeriesFederatedHermesHighIncomeBondFundIIPrimarySharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Average Annual Total Returns, 1 Year [Percent]	(11.78%)
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	3.58%
JP Morgan Multi-Asset Choice New York | FederatedHermesInsuranceSeriesFederatedHermesQualityBondFundIIPrimarySharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Average Annual Total Returns, 1 Year [Percent]	(9.28%)
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	1.75%
JP Morgan Multi-Asset Choice New York | FidelityVariableInsuranceProductsVIPInternationalCapitalAppreciationPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited
Average Annual Total Returns, 1 Year [Percent]	(26.40%)
Average Annual Total Returns, 5 Years [Percent]	3.29%
Average Annual Total Returns, 10 Years [Percent]	7.25%
JP Morgan Multi-Asset Choice New York | FidelityVariableInsuranceProductsFundVIPEquityIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Average Annual Total Returns, 1 Year [Percent]	(4.96%)
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	10.19%
JP Morgan Multi-Asset Choice New York | FidelityVariableInsuranceProductsFundVIPGovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Average Annual Total Returns, 1 Year [Percent]	0.85%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	0.58%
JP Morgan Multi-Asset Choice New York | FidelityVariableInsuranceProductsFundVIPIndex500PortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(18.21%)
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.45%
JP Morgan Multi-Asset Choice New York | FidelityVariableInsuranceProductsFundVIPInternationalIndexPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(16.02%)
JP Morgan Multi-Asset Choice New York | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Average Annual Total Returns, 1 Year [Percent]	(12.96%)
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	1.53%
JP Morgan Multi-Asset Choice New York | FidelityVariableInsuranceProductsFundVIPMidCapPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	9.96%
JP Morgan Multi-Asset Choice New York | FidelityVariableInsuranceProductsFundVIPStrategicIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited
Average Annual Total Returns, 1 Year [Percent]	(11.26%)
Average Annual Total Returns, 5 Years [Percent]	1.35%
Average Annual Total Returns, 10 Years [Percent]	2.46%
JP Morgan Multi-Asset Choice New York | FidelityVariableInsuranceProductsFundVIPValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Average Annual Total Returns, 1 Year [Percent]	(4.11%)
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	11.10%
JP Morgan Multi-Asset Choice New York | HartfordSeriesFundIncHartfordDisciplinedEquityHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Average Annual Total Returns, 1 Year [Percent]	(18.96%)
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	13.12%
JP Morgan Multi-Asset Choice New York | HartfordSeriesFundIncHartfordMidCapHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Average Annual Total Returns, 1 Year [Percent]	(24.30%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	10.93%
JP Morgan Multi-Asset Choice New York | InvescoInvescoVIDiscoveryMidCapGrowthFundSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Average Annual Total Returns, 1 Year [Percent]	(30.98%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	11.83%
JP Morgan Multi-Asset Choice New York | InvescoInvescoVIEquallyWeightedSP500FundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Capital Management LLC
Average Annual Total Returns, 1 Year [Percent]	(11.81%)
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	11.97%
JP Morgan Multi-Asset Choice New York | InvescoInvescoVIMainStreetSmallCapFundSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Average Annual Total Returns, 1 Year [Percent]	(15.83%)
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.88%
JP Morgan Multi-Asset Choice New York | InvescoOppenheimerVIInternationalGrowthFundSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Average Annual Total Returns, 1 Year [Percent]	(27.13%)
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	4.21%
JP Morgan Multi-Asset Choice New York | LazardRetirementSeriesIncLazardRetirementEmergingMarketsEquityPortfolioInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Average Annual Total Returns, 1 Year [Percent]	(14.96%)
Average Annual Total Returns, 5 Years [Percent]	(2.95%)
Average Annual Total Returns, 10 Years [Percent]	0.13%
JP Morgan Multi-Asset Choice New York | LeggMasonPartnersVariableEquityTrustClearBridgeVariableAppreciationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	11.80%
JP Morgan Multi-Asset Choice New York | LeggMasonPartnersVariableEquityTrustClearBridgeVariableDividendStrategyPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Average Annual Total Returns, 1 Year [Percent]	(8.10%)
Average Annual Total Returns, 5 Years [Percent]	9.45%
Average Annual Total Returns, 10 Years [Percent]	11.42%
JP Morgan Multi-Asset Choice New York | LeggMasonPartnersVariableEquityTrustClearBridgeVariableMidCapPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Average Annual Total Returns, 1 Year [Percent]	(25.31%)
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	9.22%
JP Morgan Multi-Asset Choice New York | LincolnVariableInsuranceProductsTrustLVIPJPMorganCoreBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Average Annual Total Returns, 1 Year [Percent]	(12.58%)
Average Annual Total Returns, 5 Years [Percent]	0.13%
Average Annual Total Returns, 10 Years [Percent]	1.07%
JP Morgan Multi-Asset Choice New York | LincolnVariableInsuranceProductsTrustLVIPJPMorganMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Average Annual Total Returns, 1 Year [Percent]	(8.16%)
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	9.98%
JP Morgan Multi-Asset Choice New York | LincolnVariableInsuranceProductsTrustLVIPJPMorganSmallCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Average Annual Total Returns, 1 Year [Percent]	(19.35%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	9.59%
JP Morgan Multi-Asset Choice New York | LincolnVariableInsuranceProductsTrustLVIPJPMorganUSEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Average Annual Total Returns, 1 Year [Percent]	(18.69%)
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	13.21%
JP Morgan Multi-Asset Choice New York | LordAbbettSeriesFundIncShortDurationIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Average Annual Total Returns, 1 Year [Percent]	(5.06%)
Average Annual Total Returns, 5 Years [Percent]	0.92%
JP Morgan Multi-Asset Choice New York | MainStayVPFundsTrustMainStayVPFloatingRatePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	New York Investors LLC
Average Annual Total Returns, 1 Year [Percent]	(1.25%)
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	3.10%
JP Morgan Multi-Asset Choice New York | MainStayVPFundsTrustMainStayVPMacKayHighYieldCorporateBondPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Average Annual Total Returns, 1 Year [Percent]	(8.06%)
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	4.23%
JP Morgan Multi-Asset Choice New York | MainStayVPFundsTrustMainStayVPWinslowLargeCapGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MainStay VP Funds Trust - MainStay VP Winslow Large Cap Growth Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(31.16%)
Average Annual Total Returns, 5 Years [Percent]	10.23%
Average Annual Total Returns, 10 Years [Percent]	12.93%
JP Morgan Multi-Asset Choice New York | MFSVariableInsuranceTrustMFSGrowthSeriesInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Growth Series: Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(31.63%)
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	13.05%
JP Morgan Multi-Asset Choice New York | MFSVariableInsuranceTrustMFSInvestorsTrustSeriesInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Investors Trust Series: Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(16.49%)
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	11.43%
JP Morgan Multi-Asset Choice New York | MFSVariableInsuranceTrustMFSValueSeriesInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(5.91%)
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	11.05%
JP Morgan Multi-Asset Choice New York | MFSVariableInsuranceTrustIIMFSCorporateBondPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(16.36%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	1.89%
JP Morgan Multi-Asset Choice New York | MFSVariableInsuranceTrustIIMFSInternationalGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(14.95%)
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	6.29%
JP Morgan Multi-Asset Choice New York | MFSVariableInsuranceTrustIIMFSResearchInternationalPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(17.58%)
Average Annual Total Returns, 5 Years [Percent]	2.69%
Average Annual Total Returns, 10 Years [Percent]	4.68%
JP Morgan Multi-Asset Choice New York | MFSVariableInsuranceTrustIIIMFSMidCapValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(8.79%)
Average Annual Total Returns, 5 Years [Percent]	7.58%
Average Annual Total Returns, 10 Years [Percent]	10.86%
JP Morgan Multi-Asset Choice New York | MorganStanleyVariableInsuranceFundIncEmergingMarketsEquityPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Average Annual Total Returns, 1 Year [Percent]	(25.08%)
Average Annual Total Returns, 5 Years [Percent]	(2.71%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
JP Morgan Multi-Asset Choice New York | NationwideVariableInsuranceTrustNVITAllspringDiscoveryFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Average Annual Total Returns, 1 Year [Percent]	(37.61%)
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	9.15%
JP Morgan Multi-Asset Choice New York | NationwideVariableInsuranceTrustNVITBNYMellonCorePlusBondFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Average Annual Total Returns, 1 Year [Percent]	(13.44%)
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	1.38%
JP Morgan Multi-Asset Choice New York | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSCoreFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Average Annual Total Returns, 1 Year [Percent]	(22.10%)
Average Annual Total Returns, 5 Years [Percent]	10.38%
Average Annual Total Returns, 10 Years [Percent]	12.95%
JP Morgan Multi-Asset Choice New York | NationwideVariableInsuranceTrustNVITEmergingMarketsFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd and Loomis, Sayles & Company L.P.
Average Annual Total Returns, 1 Year [Percent]	(24.75%)
Average Annual Total Returns, 5 Years [Percent]	(4.30%)
Average Annual Total Returns, 10 Years [Percent]	(0.22%)
JP Morgan Multi-Asset Choice New York | NationwideVariableInsuranceTrustNVITJPMorganDigitalEvolutionStrategyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
JP Morgan Multi-Asset Choice New York | NationwideVariableInsuranceTrustNVITJPMorganInnovatorsFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
JP Morgan Multi-Asset Choice New York | NationwideVariableInsuranceTrustNVITJPMorganLargeCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
JP Morgan Multi-Asset Choice New York | NationwideVariableInsuranceTrustNVITJPMorganUSTechnologyLeadersFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
JP Morgan Multi-Asset Choice New York | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapCoreFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Average Annual Total Returns, 1 Year [Percent]	(17.06%)
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	12.08%
JP Morgan Multi-Asset Choice New York | NeubergerBermanAdvisersManagementTrustSustainableEquityPortfolioIClassSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
JP Morgan Multi-Asset Choice New York | PIMCOVariableInsuranceTrustCommodityRealReturnStrategyPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Average Annual Total Returns, 1 Year [Percent]	8.79%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	(1.42%)
JP Morgan Multi-Asset Choice New York | PIMCOVariableInsuranceTrustHighYieldPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Average Annual Total Returns, 1 Year [Percent]	(10.15%)
Average Annual Total Returns, 5 Years [Percent]	2.04%
Average Annual Total Returns, 10 Years [Percent]	3.68%
JP Morgan Multi-Asset Choice New York | PIMCOVariableInsuranceTrustIncomePortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Average Annual Total Returns, 1 Year [Percent]	(7.64%)
Average Annual Total Returns, 5 Years [Percent]	1.93%
JP Morgan Multi-Asset Choice New York | PIMCOVariableInsuranceTrustInternationalBondPortfolioUSDollarHedgedInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Average Annual Total Returns, 1 Year [Percent]	(10.02%)
Average Annual Total Returns, 5 Years [Percent]	0.47%
Average Annual Total Returns, 10 Years [Percent]	2.37%
JP Morgan Multi-Asset Choice New York | PIMCOVariableInsuranceTrustLowDurationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Average Annual Total Returns, 1 Year [Percent]	(5.60%)
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	0.57%
JP Morgan Multi-Asset Choice New York | PIMCOVariableInsuranceTrustRealReturnPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	1.05%
JP Morgan Multi-Asset Choice New York | PIMCOVariableInsuranceTrustShortTermPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Average Annual Total Returns, 1 Year [Percent]	0.00%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	1.50%
JP Morgan Multi-Asset Choice New York | PIMCOVariableInsuranceTrustTotalReturnPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Average Annual Total Returns, 1 Year [Percent]	(14.17%)
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.07%
JP Morgan Multi-Asset Choice New York | PioneerVariableContractsTrustPioneerFundVCTPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Average Annual Total Returns, 1 Year [Percent]	(19.49%)
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	12.59%
JP Morgan Multi-Asset Choice New York | PrincipalVariableContractsFundsIncCorePlusBondAccountClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Average Annual Total Returns, 1 Year [Percent]	(14.13%)
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	1.39%
JP Morgan Multi-Asset Choice New York | PrincipalVariableContractsFundsIncDiversifiedInternationalAccountClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Average Annual Total Returns, 1 Year [Percent]	(20.00%)
Average Annual Total Returns, 5 Years [Percent]	0.63%
Average Annual Total Returns, 10 Years [Percent]	4.32%
JP Morgan Multi-Asset Choice New York | PrincipalVariableContractsFundsIncMidCapAccountClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Average Annual Total Returns, 1 Year [Percent]	(22.98%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	12.54%
JP Morgan Multi-Asset Choice New York | PrincipalVariableContractsFundsIncPrincipalCapitalAppreciationAccountClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Average Annual Total Returns, 1 Year [Percent]	(16.42%)
Average Annual Total Returns, 5 Years [Percent]	10.17%
Average Annual Total Returns, 10 Years [Percent]	12.54%
JP Morgan Multi-Asset Choice New York | PrincipalVariableContractsFundsIncShortTermIncomeAccountClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Average Annual Total Returns, 1 Year [Percent]	(3.45%)
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	1.28%
JP Morgan Multi-Asset Choice New York | PrincipalVariableContractsFundsIncSmallCapAccountClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Average Annual Total Returns, 1 Year [Percent]	(20.63%)
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	10.50%
JP Morgan Multi-Asset Choice New York | PrudentialSeriesFundPSFPGIMHighYieldBondPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Prudential Series Fund - PSF PGIM High Yield Bond Portfolio: Class I
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income and PGIM Limited
Average Annual Total Returns, 1 Year [Percent]	(11.24%)
Average Annual Total Returns, 5 Years [Percent]	3.34%
Average Annual Total Returns, 10 Years [Percent]	4.73%
JP Morgan Multi-Asset Choice New York | PrudentialSeriesFundPSFPGIMTotalReturnBondPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income and PGIM Limited
Average Annual Total Returns, 1 Year [Percent]	(14.81%)
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.98%
JP Morgan Multi-Asset Choice New York | PutnamVariableTrustPutnamVTLargeCapValueFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Average Annual Total Returns, 1 Year [Percent]	(2.87%)
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	12.04%
JP Morgan Multi-Asset Choice New York | SchwabAnnuityPortfoliosSchwabSP500IndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Schwab Annuity Portfolios - Schwab® S&P 500 Index Portfolio
Portfolio Company Adviser [Text Block]	Charles Schwab Investment Management, Inc.
Average Annual Total Returns, 1 Year [Percent]	(18.12%)
Average Annual Total Returns, 5 Years [Percent]	9.39%
Average Annual Total Returns, 10 Years [Percent]	12.43%
JP Morgan Multi-Asset Choice New York | TRowePriceEquitySeriesIncTRowePriceBlueChipGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Average Annual Total Returns, 1 Year [Percent]	(38.50%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	11.68%
JP Morgan Multi-Asset Choice New York | TRowePriceFixedIncomeSeriesIncTRowePriceLimitedTermBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Average Annual Total Returns, 1 Year [Percent]	(4.67%)
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	0.89%
JP Morgan Multi-Asset Choice New York | VanEckVIPTrustVanEckVIPEmergingMarketsFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Average Annual Total Returns, 1 Year [Percent]	(24.36%)
Average Annual Total Returns, 5 Years [Percent]	(4.83%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
JP Morgan Multi-Asset Choice New York | VanguardVariableInsuranceFundEquityIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP; Vanguard Quantitative Equity Group
Average Annual Total Returns, 1 Year [Percent]	(0.66%)
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.58%
JP Morgan Multi-Asset Choice New York | VanguardVariableInsuranceFundInternationalPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Average Annual Total Returns, 1 Year [Percent]	(30.12%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.58%
JP Morgan Multi-Asset Choice New York | VanguardVariableInsuranceFundMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
JP Morgan Multi-Asset Choice New York | VanguardVariableInsuranceFundShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Fixed Income Group
Average Annual Total Returns, 1 Year [Percent]	(5.72%)
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.44%
JP Morgan Multi-Asset Choice New York | VanguardVariableInsuranceFundTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
JP Morgan Multi-Asset Choice New York | VanguardVariableInsuranceFundTotalInternationalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Average Annual Total Returns, 1 Year [Percent]	(16.01%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
JP Morgan Multi-Asset Choice New York | VanguardVariableInsuranceFundTotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%
JP Morgan Multi-Asset Choice New York | AssetAllocationServiceMember
Prospectus:
Name of Benefit [Text Block]	Asset Allocation Service (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic reallocation and rebalancing of assets based on instructions from JPMS adviser
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Asset Allocation Service (see Contract Owner Services)
JP Morgan Multi-Asset Choice New York | AssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing Program (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Asset Rebalancing Program (see Contract Owner Services)
JP Morgan Multi-Asset Choice New York | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Withdrawals must be at least $100 each
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
JP Morgan Multi-Asset Choice New York | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Death benefit upon death of Annuitant prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Nationwide may limit purchase payments to $1,000,000
Name of Benefit [Text Block]	Standard Death Benefit
Fees and Costs of Benefit [Text Block]	If the Annuitant dies prior to the Annuitization Date, the death benefit will equal the Contract Value.